Commitments and contingencies (Detail Textuals 1)	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Commitments And Contingencies [Line Items]
Royalty expense	$ 1,654,380		$ 1,242,587	$ 1,795,089
Royalty payment	$ (1,538,766)		$ (1,829,295)	$ (1,712,390)
Payment for expansion of label | €		€ 300,000
Period over which contingent liability is payable	3 years	3 years
Birmingham Associates Ltd | AGGRASTAT
Commitments And Contingencies [Line Items]
Terms of quarterly sales	60 days	60 days
Birmingham Associates Ltd | AGGRASTAT | Upto 200000
Commitments And Contingencies [Line Items]
Percentage of royalty	4.00%	4.00%
Birmingham Associates Ltd | AGGRASTAT | Between 200000 and 400000
Commitments And Contingencies [Line Items]
Percentage of royalty	6.00%	6.00%
Birmingham Associates Ltd | AGGRASTAT | Above 400000
Commitments And Contingencies [Line Items]
Percentage of royalty	8.00%	8.00%